Investments - Summary of Investments (Parenthetical) (Detail)	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Percentage of equity in common stock of private companies cover under strategic investment	20.00%	20.00%